Tax Liabilities	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Tax Liabilities
21.	TAX LIABILITIES

	2020	2019
ICMS (ordinary)	134,165	120,300
ICMS-ST provision (a)	61,521	72,423
Taxes on invoicing – foreign abroad	364,291	145,992
Social Security Tax (INSS) - suspension of the enforceability	-	50,147
Withholding tax (IRRF)	131,368	48,593
Other taxes payable - foreign subsidiaries	48,365	1,180
Income tax	15,943	1,207
PIS and COFINS payable	11,857	-
INSS and service tax (ISS) payable	32,954	3,218
Others	94,357	399
	894,821	443,459

Current	785,367	320,890
Noncurrent	109,454	122,569

(a)

The Company's subsidiaries have discussions about the illegality of changes in state laws to charge ICMS-ST. Part of the amount recorded as tax payable but not yet paid is being discussed in court by the Company’s subsidiaries, and in some cases, the amounts are deposited in court, as mentioned in note 13.